Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ (6,648)	$ (11,295)
Subtotal - Assets	835	0
Subtotal - Liabilities	7,482	11,295
Derivatives not designated as hedging instruments
Subtotal - Assets	0	105
Subtotal - Liabilities	8,097	11,204
Total derivatives - Assets	835	105
Total derivatives - Liabilites	15,579	22,499
Current portion of financial instruments - Fair value
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,894	6,824
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,329	6,314
Bunker swaps - Asset Derivatives - Fair Value	0	60
Bunker swaps - Liability Derivatives - Fair Value	196	0
Financial instruments - Fair value, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	835	0
Interest rate swaps - Liability Derivatives - Fair Value	2,588	4,471
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	3,476	4,890
Bunker swaps - Asset Derivatives - Fair Value	0	45
Bunker swaps - Liability Derivatives - Fair Value	$ 96	$ 0